CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Current Assets

	December 31,
	2020	2019

	(In thousands)
Other current assets:
Prepaid expenses	$71,793	$55,698
Capitalized mobile app fees	33,539	28,478
Other	38,693	13,674
Other current assets	$144,025	$97,850

Schedule of Property and Equipment, Net

	December 31,
	2020	2019

	(In thousands)
Property and equipment, net:
Computer equipment and capitalized software	$167,863	$145,353
Buildings and building improvements	74,187	73,614
Land	11,565	11,590
Furniture and other equipment	9,031	10,152
Projects in progress	14,474	8,025
	277,120	248,734
Accumulated depreciation and amortization	(169,321)	(147,669)
Property and equipment, net	$107,799	$101,065

Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2020	2019

	(In thousands)
Accrued expenses and other current liabilities:
Accrued advertising expense	$46,788	$32,201
Accrued employee compensation and benefits	65,239	47,745
Accrued interest expense	26,922	22,236
Accrued non-income taxes	29,600	18,179
Accrued professional fees	15,616	22,728
Other	47,583	39,161
Accrued expenses and other current liabilities	$231,748	$182,250

Schedule of Other Income (Expense), Net

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Other income (expense), net	$15,861	$(2,026)	$7,510

Schedule of Cash and Cash Equivalents	The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet to the total amounts shown in the consolidated statement of cash flows:

	December 31,
	2020	2019	2018	2017

	(In thousands)
Cash and cash equivalents	$739,164	$465,676	$186,947	$272,624
Restricted cash included in other current assets	138	127	193	137
Cash, cash equivalents, and restricted cash included in current assets of discontinued operations	—	2,674,146	1,946,125	1,360,921
Restricted cash included in non-current assets of discontinued operations	—	409	420	—
Total cash, cash equivalents and restricted cash as shown on the consolidated statement of cash flow	$739,302	$3,140,358	$2,133,685	$1,633,682

Schedule of Restricted Cash	The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheet to the total amounts shown in the consolidated statement of cash flows:

	December 31,
	2020	2019	2018	2017

	(In thousands)
Cash and cash equivalents	$739,164	$465,676	$186,947	$272,624
Restricted cash included in other current assets	138	127	193	137
Cash, cash equivalents, and restricted cash included in current assets of discontinued operations	—	2,674,146	1,946,125	1,360,921
Restricted cash included in non-current assets of discontinued operations	—	409	420	—
Total cash, cash equivalents and restricted cash as shown on the consolidated statement of cash flow	$739,302	$3,140,358	$2,133,685	$1,633,682

Schedule of Supplemental Disclosure of Cash Flow Information	Supplemental Disclosures of Cash Flow Information

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Cash paid (received) during the year for:
Interest	$115,957	$85,559	$75,824
Income tax payments	41,024	34,583	40,703
Income tax refunds	(30,048)	(2,589)	(33,289)